Leases (Details) - Schedule of Profit or Loss Shows the Following Amounts Relating to Leases - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Amounts Recognized in Profit or Loss Relating Leases [Abstract]
Depreciation of right-of-use assets	$ 112,185	$ 64,409	$ 36,366
Interest expense	7,217	4,565	2,285
Expenses relating to short-term leases (included in general and administration expenses)	(9,674)	68,634	79,309
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)